Discontinued operations (Details)	12 Months Ended
Sep. 30, 2020 USD ($)
Discontinued operations
Operating expenses	$ (869,000)
Net (loss) income from discontinued operations	(869,000)
Patient Home Monitoring, Inc.
Discontinued operations
Accrued defense and settlement costs	$ 869,000